2002 SEMI-ANNUAL REPORT











[ICON FUND LOGO]







2002 INVESTMENT UPDATE

                               TABLE OF CONTENTS

ABOUT THIS REPORT                                                 2

LETTER TO SHAREHOLDERS AND ADVISERS                               3

FUND ANALYSIS AND SCHEDULE OF INVESTMENTS                         5

FINANCIAL STATEMENTS                                             11

FINANCIAL HIGHLIGHTS                                             14

NOTES TO FINANCIAL STATEMENTS                                    15

ICON FUND      ABOUT THIS REPORT

HISTORICAL RETURNS

All total returns mentioned in this report account for both the change in the Fund's per-share price and reinvestment of any dividends or capital gains distributions made by the Fund. If your account is set up to pay out Fund distributions rather than reinvest them, your return may differ from these figures. Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings, are all subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security.

Past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. There are risks associated with small and mid-cap investing, such as limited product lines, less liquidity and small market share.

COMPARATIVE INDEXES

The comparative indexes discussed in this report are meant to provide a basis for judging the Fund's performance against specific securities indexes. Each index's returns account for both change in security price and reinvestment of dividends, but do not reflect the costs of managing a mutual fund. Individuals cannot invest directly in the indexes.

- The Standard & Poor's SuperComposite 1500 Index (S&P 1500) is a broad-based capitalization-weighted index comprised of stocks of large-cap, mid-cap, and small-cap U.S. companies.

- The capitalization-weighted S&P 1500 Industry Indexes are based on specific industry classifications determined by Standard & Poor's.

FactSet Research Systems Inc. (FactSet) is the source for the index returns included in this report. FactSet is a provider of financial and economic data to the investment management and banking industries. Through its application software products, FactSet combines databases from multiple sources and integrates them into a single platform.

ICON FUND    2002 SEMIANNUAL REPORT



DEAR SHAREHOLDERS AND ADVISERS:

Thank you for your belief in the ICON Fund and welcome to the many new shareholders receiving this report for the first time.

RECENT INDUSTRY THEME

The letter I wrote to you in the annual report for the Fund's fiscal year ending September 30, 2001 was written amid tremendous economic and political uncertainty. I stated,

          "DESPITE THE POLITICAL AND ECONOMIC UNCERTAINTY OF THESE TIMES, WE REMAIN CONFIDENT IN OUR QUANTITATIVE VALUATION METHODOLOGY. WITH OUR VALUE APPROACH, WE BUY WHAT IS ON SALE AND TRY TO CAPTURE INDUSTRY LEADERSHIP THAT EMERGES. AS OUR ECONOMY RECOVERS FROM SETBACKS RESULTING FROM THE TERRORIST ATTACKS, OUR SYSTEM VIEWS THE MARKET AS SIMILAR TO LAST SPRING. CONSUMER, CYCLICAL AND INDUSTRIAL ISSUES AGAIN APPEAR TO PRESENT GOOD BUYING OPPORTUNITIES."

Our assessment proved accurate. From the market low of September 21, 2001 through March 31, 2002, the broad market, as measured by the S&P 1500, returned 21.24%. The consumer, cyclical and industrial sectors led the rally, as demonstrated by the following table of industry index returns.

[CHART]
                    CONSUMER, CYCLICAL & INDUSTRIAL SECTORS
             TOTAL RETURN SEPTEMBER 21, 2001 THROUGH MARCH 31, 2002

S&P 1500 Homebuilding Index                                            75.79%
S&P 1500 Hotels Index                                                  72.43%
S&P 1500 Homefurnishings Index                                         66.40%
S&P 1500 Auto Parts & Equipment Index                                  62.75%
S&P 1500 Specialty Stores Index                                        52.68%
S&P 1500 Building Products Index                                       45.75%
S&P 1500 Index                                                         21.24%

Source: FactSet


While economic uncertainty remains, we believe we are in the midst of a rally in anticipation of an economic recovery. Our valuation model led us to concentrate the portfolio during this rally in consumer, cyclical and industrial issues, which are leading the way as prices are returning to fair value from the deep discounts of last fall.

[PHOTO OF CRAIG T. CALLAHAN]

CRAIG T. CALLAHAN, D.B.A. TRUSTEE,
CHIEF INVESTMENT OFFICER OF THE ADVISER

ICON FUND           LETTER TO SHAREHOLDERS AND ADVISERS


DISCIPLINE

The letter of September 30 concluded with,


     "IN TIMES OF GREAT UNCERTAINTY, WE BELIEVE IT IS ESPECIALLY IMPORTANT TO STICK WITH OUR QUANTITATIVE SYSTEM, AND TO AVOID THE TEMPTATION TO LET EMOTIONS OR CONJECTURE INTERFERE WITH DISCIPLINED METHODOLOGY."

During the difficult aftermath of the terrorist attacks, we continued to adhere to our investment methodology. We also followed the industry weightings dictated by our valuation system without getting distracted by vacillating economic news. We will continue on that course, regardless of the twists and turns we may encounter along the way.

WHOLE-STOCK PORTFOLIO

From its inception on October 12, 2000, through March 31, 2002, the ICON Fund Class I shares cumulatively returned 32.34%, outperforming its primary benchmark, the S&P 1500 Index, which was down 9.51% over the same period. (See pages 6-7 for the Fund's total returns.) The Fund's strong performance is due, in part, to its flexibility to buy domestic stocks regardless of market capitalization or arbitrary characteristics such as price/earnings ratios or earnings growth rates. The Fund is, as noted scholar Richard Ennis coined, a "whole-stock" portfolio.(1) Ennis argues against the current multi-specialist system of hiring six different specialty managers and having these managers restricted to one of six style boxes such as Large Value, Large Growth, Mid-Value, Mid-Growth, Small Value and Small Growth. These managers are then required to manage primarily to their style box, and not for return.

We agree with Ennis' analysis. We believe the U.S. stock market is one asset class and that a manager should use one investing style with the freedom to access the entire U.S. market, regardless of market capitalization. Our investment style is based on valuation and we have the freedom to go anywhere in the U.S. market to capture industry themes.

Thank you for your investment in the ICON Fund and using its "whole-stock" portfolio in your investment plan.

Very truly yours,
/s/Craig T. Callahan
Craig T. Callahan D.B.A.

(1) MR. ENNIS' VIEWS ARE ELOQUENTLY EXPRESSED IN THE SPRING 2001 ISSUE OF THE JOURNAL OF PORTFOLIO MANAGEMENT.

ICON FUND                FUND ANALYSIS AND SCHEDULE OF INVESTMENTS

PORTFOLIO PROFILE                          MARCH 31, 2002 (UNAUDITED)
Equities                                   96.3%
Top 10 Equity Holdings (% of Net Assets)   20.7%
Number of Stocks                           91
Cash Equivalents                            3.2%

TOP 10 EQUITY HOLDINGS                     MARCH 31, 2002 (UNAUDITED)
Hughes Supply Inc                           3.5%
Michaels Stores Inc                         2.3%
United Stationers Inc                       2.2%
SkyWest Inc                                 2.2%
Atlantic Coast Airlines Holding Inc         2.0%
InFocus Corp                                1.8%
Pacific Sunwear of California Inc           1.8%
BMC Software Inc                            1.7%
Tidewater Inc                               1.6%
BJ Services Co                              1.6%

PORTFOLIO COMPOSITION                      MARCH 31, 2002 (UNAUDITED)
Specialty Stores                            4.8%
Application Software                        4.6%
Airlines                                    4.2%
Apparel Retail                              3.8%
Building Products                           3.6%
Home Improvement Retail                     3.5%
Semiconductors                              3.5%
Semiconductor Equipment                     3.4%
Oil & Gas Equipment & Services              3.3%
Leisure Products                            3.1%

ICON FUND - I SHARES

[CHART]

                          GROWTH OF $10,000 INVESTMENT

                              ICON FUND
                           CLASS I SHARES     S&P 1500 INDEX
 10/12/2000                    $10,000          $10,000
 12/31/2000                    $11,850          $10,031
  3/31/2001                    $10,810           $8,861
  6/30/2001                    $12,680           $9,444
  9/30/2001                    $10,040           $8,037
 12/31/2001                    $12,457           $8,963
  3/31/2002                    $13,234           $9,049

The above graph compares a $10,000 investment made in the Fund's Class I shares on the class's inception date of October 12, 2000 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions and takes into account all applicable Class I fees and expenses.

AVERAGE ANNUAL TOTAL RETURN AS OF MARCH 31, 2002

                                       SIX-MONTHS ENDED
                                       MARCH 31, 2002*          1 YEAR       SINCE INCEPTION**
ICON FUND CLASS I SHARES                       31.81%           22.42%              21.06%
S&P 1500 INDEX                                 12.58%            2.12%              -6.59%

* Six-month total return is not annualized. ** Inception date 10/12/00.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. More complete information about the index can be found on page 2.

ICON FUND - C SHARES

[CHART]

                          GROWTH OF $10,000 INVESTMENT

                               ICON FUND
                            CLASS C SHARES    S&P 1500 INDEX
11/28/2000                    $10,000            $10,000
12/31/2000                    $11,840             $9,961
 3/31/2001                    $10,780             $8,800
 6/30/2001                    $12,630             $9,378
 9/30/2001                     $9,980             $7,981
12/31/2001                    $12,346             $8,900
 3/31/2002                    $13,103             $8,986

The above graph compares a $10,000 investment made in the Fund's Class I shares on the class's inception date of October 12, 2000 to a $10,000 investment made in an unmanaged securities index on that date. The Fund's performance assumes the reinvestment of dividends and capital gain distributions and takes into account all applicable Class I fees and expenses.

AVERAGE ANNUAL TOTAL RETURN AS OF MARCH 31, 2002

                                           SIX-MONTHS ENDED
                                            MARCH 31, 2002*    1 YEAR        SINCE INCEPTION**
ICON FUND CLASS C SHARES                         31.29%        21.55%        22.40%
S&P 1500 INDEX                                   12.58%         2.12%        -7.68%

* Six-month total return is not annualized. ** Inception date 11/28/00.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. More complete information about the index can be found on page 2.

SCHEDULE OF INVESTMENTS
MARCH 31, 2002
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT               MARKET VALUE
COMMON STOCKS 96.3%

AIRLINES 4.2%
 50,600   Atlantic Coast Airlines
          Holding Inc                   $  1,213,388
 55,400   SkyWest Inc                      1,381,122
----------------------------------------------------
Total Airlines                             2,594,510

ALUMINUM 1.0%
 17,000   Alcoa Inc                          641,580
----------------------------------------------------
Total Aluminum                               641,580

APPAREL & ACCESSORIES 0.6%
 14,000   Fossil Inc                         372,260
----------------------------------------------------
Total Apparel & Accessories                  372,260

APPAREL RETAIL 3.8%
 46,000   Pacific Sunwear of
          California Inc(a)                1,131,600
 14,000   Ross Stores Inc                    529,620
 20,000   Wet Seal Inc Class A               697,800
----------------------------------------------------
Total Apparel Retail                       2,359,020

APPLICATION SOFTWARE 4.6%
 36,500   Mentor Graphics Corp(a)            771,610
 38,500   Take-Two Interactive
          Software Inc(a)                    773,850
 11,500   THQ Inc                            564,650
 42,000   Verity Inc(a)                      742,560
----------------------------------------------------
Total Application Software                 2,852,670

AUTO PARTS & EQUIPMENT 2.0%
  5,000   Borg Warner Inc                    314,600
  6,800   Johnson Controls Inc               600,508
  6,500   Superior Industries
          International Inc                  317,070
----------------------------------------------------
Total Auto Parts & Equipment               1,232,178

AUTOMOBILE MANUFACTURERS 1.8%
  5,500   General Motors Corp                332,475
 17,000   Thor Industries Inc                804,100
----------------------------------------------------
Total Automobile Manufacturers             1,136,575

BROADCASTING & CABLE TV 0.8%
  9,000   Clear Channel
          Communications Inc(a)              462,690
----------------------------------------------------
Total Broadcasting & Cable TV                462,690

BUILDING PRODUCTS 3.6%
 10,200   American Standard
          Companies Inc(a)                   721,650
 26,600   Elcor Corp                         590,520
 49,500   Watsco Inc                         883,575
----------------------------------------------------
Total Building Products                    2,195,745

CASINOS & GAMING 0.5%
  4,700   International Game
          Technology(a)                      292,904
----------------------------------------------------
Total Casinos & Gaming                       292,904

CATALOG RETAIL 1.5%
 42,000   Insight Enterprises
          Inc(a)                        $    950,880
----------------------------------------------------
Total Catalog Retail                         950,880

COMMERCIAL PRINTING 2.0%
 18,400   Banta Corp                         657,064
 19,000   R.R. Donnelley & Sons Co           590,900
----------------------------------------------------
Total Commercial Printing                  1,247,964

COMMODITY CHEMICALS 1.2%
 27,800   Georgia Gulf Corp                  746,430
----------------------------------------------------
Total Commodity Chemicals                    746,430

COMPUTER & ELECTRONICS RETAIL 3.0%
  7,200   Best Buy Co Inc(a)                 570,240
 18,900   CDW Computer Centers(a)            951,426
 17,800   Circuit City Group                 321,112
----------------------------------------------------
Total Computer & Electronics Retail        1,842,778

COMPUTER STORAGE & PERIPHERALS 1.8%
 62,500   InFocus Corp(a)                  1,138,125
----------------------------------------------------
Total Computer Storage & Peripherals       1,138,125

CONSTRUCTION & ENGINEERING 1.6%
 31,200   URS Corp(a)                        989,040
----------------------------------------------------
Total Construction & Engineering             989,040

CONSTRUCTION & FARM MACHINERY 2.4%
 16,900   Navistar International Corp        748,670
 10,200   PACCAR Inc                         746,742
----------------------------------------------------
Total Construction & Farm Machinery        1,495,412

CONSUMER ELECTRONICS 1.0%
 13,000   Harman International
          Industries Inc                     641,550
----------------------------------------------------
Total Consumer Electronics                   641,550

CONSUMER FINANCE 0.8%
 13,300   MBNA Corp                          512,981
----------------------------------------------------
Total Consumer Finance                       512,981

DEPARTMENT STORES 0.6%
  7,000   Sears, Roebuck & Co.               358,890
----------------------------------------------------
Total Department Stores                      358,890

DIVERSIFIED FINANCIAL SERVICES 2.4%
  7,500   Bear Stearns Companies Inc         470,625
 15,000   Eaton Vance Corp                   599,250
  7,700   Merrill Lynch & Co. Inc            426,426
----------------------------------------------------
Total Diversified Financial Services       1,496,301

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
 12,000   Roper Industries Inc               596,880
 10,500   Tech Data Corp(a)                  481,845
----------------------------------------------------
Total Electronic Equipment &
 Instruments                               1,078,725

SHARES OR PRINCIPAL AMOUNT                  MARKET VALUE
COMMON STOCKS - CONTINUED
--------------------------------------------------------
EMPLOYMENT SERVICES 1.4%
 98,000   MPS Group Inc(a)                  $    857,500
--------------------------------------------------------
Total Employment Services                        857,500

FERTILIZERS & AGRICULTURAL CHEMICALS 0.8%
 33,400   IMC Global Inc                         492,650
--------------------------------------------------------
Total Fertilizers & Agricultural Chemicals       492,650

GOLD 0.9%
 10,800   Newmont Mining Corp                    299,052
 19,800   Placer Dome Inc                        242,550
--------------------------------------------------------
Total Gold                                       541,602

HOME FURNISHINGS 2.5%
 17,000   Furniture Brands
          International Inc(a)                   619,650
 15,000   LA-Z-BOY Inc                           411,750
  8,700   Mohawk Industries Inc(a)               522,783
--------------------------------------------------------
Total Home Furnishings                         1,554,183

HOME IMPROVEMENT RETAIL 3.5%
 55,000   Hughes Supply Inc                    2,142,800
--------------------------------------------------------
Total Home Improvement Retail                  2,142,800

HOMEBUILDING 1.4%
 17,000   Toll Brothers Inc                      847,450
--------------------------------------------------------
Total Homebuilding                               847,450

HOTELS 2.1%
 41,700   Hilton Hotels Corp                     596,310
 52,400   Prime Hospitality Corp(a)              689,060
--------------------------------------------------------
Total Hotels                                   1,285,370

HOUSEHOLD APPLIANCES 1.3%
  8,900   Maytag Corp                            393,825
  5,800   Whirlpool Corp                         438,190
--------------------------------------------------------
Total Household Appliances                       832,015

IT CONSULTING & SERVICES 0.8%
 10,000   Computer Sciences Corp(a)              507,500
--------------------------------------------------------
Total IT Consulting & Services                   507,500

LEISURE PRODUCTS 3.1%
 14,600   Brunswick Corp                         398,872
 35,300   JAKKS Pacific Inc(a)                   803,075
 11,500   Polaris Industries Inc                 732,550
--------------------------------------------------------
Total Leisure Products                         1,934,497

METAL & GAS CONTAINERS 1.0%
 37,200   Owens-Illinois Inc(a)                  632,400
--------------------------------------------------------
Total Metal & Gas Containers                     632,400

MOVIES & ENTERTAINMENT 1.8%
 12,300   Viacom Inc Class B                     594,951
 23,500   Walt Disney Co                         542,380
--------------------------------------------------------
Total Movies & Entertainment                   1,137,331

NETWORKING EQUIPMENT 1.8%
 57,000   Adaptec Inc                       $    762,090
 20,500   Cisco Systems Inc(a)                   347,065
--------------------------------------------------------
Total Networking Equipment                     1,109,155

OFFICE ELECTRONICS 0.8%
  9,000   Zebra Technologies Corp
          Class A(a)                             486,810
--------------------------------------------------------
Total Office Electronics                         486,810

OFFICE SERVICES & SUPPLIES 2.2%
 36,400   United Stationers Inc(a)             1,386,840
--------------------------------------------------------
Total Office Services & Supplies               1,386,840

OIL & GAS DRILLING 1.6%
 22,200   Atwood Oceanics Inc(a)               1,018,980
--------------------------------------------------------
Total Oil & Gas Drilling                       1,018,980

OIL & GAS EQUIPMENT & SERVICES 3.3%
 29,600   BJ Services Co                       1,020,312
 24,100   Tidewater Inc                        1,020,635
--------------------------------------------------------
Total Oil & Gas Equipment & Services           2,040,947

PROPERTY & CASUALTY INSURANCE 1.5%
  8,800   MBIA Inc                               481,272
  6,800   MGIC Investment Corp                   465,324
--------------------------------------------------------
Total Property & Casualty Insurance              946,596

REINSURANCE 0.6%
  4,900   Everest Re Group, Ltd.                 339,766
--------------------------------------------------------
Total Reinsurance                                339,766

RESTAURANTS 1.8%
 19,550   Applebee's International Inc           709,665
  8,300   CEC Entertainment Inc(a)               383,460
--------------------------------------------------------
Total Restaurants                              1,093,125

SEMICONDUCTOR EQUIPMENT 3.4%
 12,800   Applied Materials Inc                  694,656
 13,500   Novellus Systems Inc(a)                730,890
 17,000   Teradyne Inc(a)                        670,310
--------------------------------------------------------
Total Semiconductor Equipment                  2,095,856

SEMICONDUCTORS 3.5%
 15,100   Altera Corp(a)                         330,237
 15,000   Cypress Semiconductor
          Corp(a)                                345,000
 17,000   Microchip Technology
          Inc(a)                                 711,110
 15,200   Qlogic Corp(a)                         752,704
--------------------------------------------------------
Total Semiconductors                           2,139,051

SPECIALTY CHEMICALS 1.7%
 17,000   Albemarle Corp                         468,520
  7,800   OM Group Inc                           563,940
--------------------------------------------------------
Total Specialty Chemicals                      1,032,460

SHARES OR PRINCIPAL AMOUNT                      MARKET VALUE
COMMON STOCKS - CONTINUED

SPECIALTY STORES 4.8%
 14,000   Cost Plus Inc(a)                      $    383,073
 20,600   Linens 'n Things Inc(a)                    628,918
 38,000   Michaels Stores Inc(a)                   1,436,400
 18,000   Regis Corp                                 505,440
------------------------------------------------------------
Total Specialty Stores                             2,953,831

STEEL 1.1%
 10,100   Nucor Corp                                 648,824
------------------------------------------------------------
Total Steel                                          648,824

SYSTEMS SOFTWARE 1.7%
 55,000   BMC Software Inc(a)                      1,069,750
------------------------------------------------------------
Total Systems Software                             1,069,750

TELECOMMUNICATIONS EQUIPMENT 0.8%
 27,000   Inter-Tel Inc                              498,690
------------------------------------------------------------
Total Telecommunications Equipment                   498,690

TIRES & RUBBER 0.7%
 20,000   Cooper Tire & Rubber Co                    433,000
------------------------------------------------------------
Total Tires & Rubber                                 433,000

TRUCKING 1.5%
  8,000   USFreightways Corp                         283,520
 31,866   Werner Enterprises Inc                     667,593
------------------------------------------------------------
Total Trucking                                       951,113

Total Common Stocks
          (Cost $49,985,560)                      59,649,300
------------------------------------------------------------
SHORT-TERM COMMERCIAL NOTES 3.2%
$1,252,502American Family Demand Note
          1.50%    1/14/03                      $  1,252,502
------------------------------------------------------------
726,092   Wisconsin Electric Demand Note
          1.50%    6/21/02                           726,092
------------------------------------------------------------
Total Short-term Commercial Notes
          (Cost $1,978,594)                        1,978,594
------------------------------------------------------------
Total Investments 99.5%
          (Cost $51,964,154)                      61,627,894
------------------------------------------------------------
Other Assets less Liabilities 0.5%                   320,629
------------------------------------------------------------
Net Assets 100.0%                               $ 61,948,523
------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

(a)  NON-INCOME PRODUCING SECURITY

ICON FUND                STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2002 (UNAUDITED)


ASSETS:
Investments, at cost                                                                   $ 51,964,154
                                                                                       ------------
Investments, at value                                                                    61,627,894
Receivables:
   Fund shares sold                                                                         411,802
   Interest                                                                                   2,076
   Dividends                                                                                 16,872
                                                                                       ------------
   Total assets                                                                          62,058,644

LIABILITIES:

Payables:
   Fund shares redeemed                                                                      10,155
   Advisory fee                                                                              37,712
   Accrued distribution expenses                                                             25,578
   Fund accounting, custodial and transfer agent fees                                        16,849
   Administration fee                                                                         2,514
   Accrued Expenses                                                                          17,313
                                                                                       ------------
   Total liabilities                                                                        110,121
                                                                                       ------------
Net Assets - all share classes                                                         $ 61,948,523
                                                                                       ------------
Net Assets - I shares                                                                  $ 41,023,560
                                                                                       ------------
Net Assets - C shares                                                                  $ 20,924,963
                                                                                       ------------
Shares outstanding (unlimited shares authorized, no par value)
   I shares                                                                               3,169,390
   C shares                                                                               1,633,829
Net asset value (offering price and redemption price per share)
   I shares                                                                                 $ 12.94
   C shares                                                                                 $ 12.81


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

ICON FUND           STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                            $     11,894
   Dividends                                                                                150,122
                                                                                       ------------
Total investment income                                                                     162,016
                                                                                       ------------
Expenses:
   Advisory fees                                                                            175,262
   Distribution expenses:
     I shares                                                                                42,106
     C shares                                                                                65,259
   Fund accounting, custodial and transfer agent fees                                        33,075
   Administration fees                                                                       10,805
   Audit fees                                                                                 8,726
   Registration fees                                                                         10,551
   Legal fees                                                                                 1,602
   Insurance expense                                                                            505
   Trustee fees and expenses                                                                  1,072
   Shareholder reports                                                                       13,870
   Other expenses                                                                            12,926
                                                                                       ------------
   Total expenses                                                                           375,759
                                                                                       ------------
   Net investment loss                                                                     (213,743)
                                                                                       ------------
Net realized and unrealized gain/(loss) on investments:
Net realized loss from investment transactions                                           (1,761,760)
Change in net unrealized appreciation/depreciation on securities                         13,440,524
                                                                                       ------------
Net realized and unrealized gain on investments                                          11,678,764
                                                                                       ------------
Net increase in net assets resulting from operations                                   $ 11,465,021


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

ICON FUND                STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE PERIOD
                                                                               SIX MONTHS ENDED   OCTOBER 12, 2000*
                                                                                MARCH 31, 2002    (INCEPTION) TO
                                                                                 (UNAUDITED)     SEPTEMBER 30, 2001
OPERATIONS:
Net investment loss                                                              $   (213,743)   $   (118,671)
Net realized gain/(loss) from investment transactions                              (1,761,760)      1,355,548
Change in unrealized appreciation/depreciation on securities                       13,440,524      (3,776,784)
                                                                                 ------------    ------------
Net increase/(decrease) in net assets resulting from operations                    11,465,021      (2,539,907)
                                                                                 ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                      --              --
Net capital gains                                                                  (1,006,043)             --
                                                                                 ------------    ------------
Net decrease from dividends and distributions                                      (1,006,043)             --
                                                                                 ------------    ------------
FUND SHARE TRANSACTIONS:
Shares sold
   I shares                                                                        14,193,905      38,178,021
   C shares                                                                        12,196,411       8,019,295
Reinvested dividends and distributions
   I shares                                                                           721,301              --
   C shares                                                                           258,376              --
Shares repurchased
   I shares                                                                        (4,817,486)    (13,556,167)
   C shares                                                                          (648,079)       (516,125)
                                                                                 ------------    ------------
Net increase from fund share transactions                                          21,904,428      32,125,024
                                                                                 ------------    ------------
Total net increase in net assets                                                   32,363,406      29,585,117
NET ASSETS
Beginning of period                                                                29,585,117              --
                                                                                 ------------    ------------
End of period                                                                    $ 61,948,523    $ 29,585,117
                                                                                 ------------    ------------
NET ASSETS CONSIST OF:
Paid in capital                                                                  $ 54,262,830    $ 32,358,402
Accumulated undistributed net investment income                                      (213,743)             --
Accumulated undistributed net realized gain/(loss) from investments                (1,764,304)      1,003,499
Unrealized appreciation/(depreciation) on securities                                9,663,740      (3,776,784)
                                                                                 ------------    ------------
Net Assets                                                                       $ 61,948,523    $ 29,585,117
                                                                                 ------------    ------------
TRANSACTIONS IN FUND SHARES:
Shares sold
   I shares                                                                         1,197,532       3,524,839
   C shares                                                                         1,032,996         683,578
Reinvested dividends and distributions
   I shares                                                                            59,809              --
   C shares                                                                            21,603              --
Shares repurchased
   I shares                                                                          (404,223)     (1,208,567)
   C shares                                                                           (54,694)        (49,654)
                                                                                 ------------    ------------
Net increase                                                                        1,853,023       2,950,196
                                                                                 ------------    ------------
Shares outstanding beginning of period                                              2,950,196              --
                                                                                 ------------    ------------
Shares outstanding end of period                                                    4,803,219       2,950,196
                                                                                 ------------    ------------
PURCHASE AND SALES OF INVESTMENT SECURITIES:
(excluding Short-Term Securities)
Purchase of securities                                                           $ 32,532,212    $ 62,633,099
Proceeds from sales of securities                                                  12,577,514      32,194,874

*    THE OFFERING OF I SHARES COMMENCED ON OCTOBER 12, 2000
*    THE OFFERING OF C SHARES COMMENCED ON NOVEMBER 28, 2000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

ICON FUND          FINANCIAL HIGHLIGHTS

                                                                         I SHARE                              C SHARE
                                                       I SHARE        FOR THE PERIOD       C SHARE         FOR THE PERIOD
                                                  FOR THE SIX MONTHS     OCTOBER 12,  FOR THE SIX MONTHS    NOVEMBER 28,
                                                         ENDED              2000           ENDED                2000
                                                       MARCH 31,       (INCEPTION) TO     MARCH 31,        (INCEPTION) TO
                                                         2002           SEPTEMBER 30,       2002           SEPTEMBER 30,
                                                      (UNAUDITED)           2001        (UNAUDITED)            2001
                                                   ----------------------------------------------------------------------
Net asset value, beginning of period               $       10.04          $   10.00      $      9.98      $      10.62
                                                   -------------------------------------------------------------------
Income from investment operations:
   Net investment loss(x)                                  (0.04)             (0.05)           (0.09)            (0.10)
Net realized and unrealized gains/(losses)
   on investments                                           3.21               0.09             3.19             (0.54)
                                                   -------------------------------------------------------------------
Total from investment operations                            3.17               0.04             3.10             (0.64)
                                                   -------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     0.00               0.00             0.00              0.00
   Distributions from net realized gains                   (0.27)              0.00            (0.27)             0.00
                                                   -------------------------------------------------------------------
Total distributions                                        (0.27)              0.00            (0.27)             0.00
                                                   -------------------------------------------------------------------
Net asset value, end of period                     $       12.94          $   10.04      $     12.81      $       9.98
                                                   -------------------------------------------------------------------
Total return                                               31.81%              0.40%(b)        31.29%            (0.20%)(b)
Net assets, end of period (in thousands)           $      41,024          $  23,261      $    20,925      $      6,324
Average net assets for the period (in thousands)   $      33,826          $  23,802      $    13,121      $      2,920
Ratio of expenses to average net assets*                    1.40%              1.60%            2.15%             2.23%
Ratio of net investment income to average
   net assets*                                             (0.70%)            (0.36%)        -(1.45%)            (1.24%)
Portfolio turnover rate                                    27.75%            124.61%(a)       27.75%             124.61%(a)


*    ANNUALIZED FOR PERIODS LESS THAN A YEAR
(x)  CALCULATED USING THE AVERAGE SHARE METHOD
(a) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL AND THEREFORE REPRESENTS THE PERIOD OCTOBER 12, 2000 (INCEPTION) TO SEPTEMBER 30, 2001.
(b) SINCE THE FUND WAS IN EXISTENCE FOR LESS THAN ONE YEAR IN 2001, THE TOTAL RETURN CALCULATION IS FOR THE PERIOD INDICATED.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

ICON FUND NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

The ICON Fund (the "Fund") commenced operations on October 12, 2000 and offers two share classes, I Shares (inception October 12, 2000) and C Shares (inception November 28, 2000). The Fund is part of the ICON Funds (the "Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). There are fourteen other active funds within the Trust. Those funds are covered by a separate prospectus and annual report. The Fund is an open-end, diversified management investment company and is authorized to issue an unlimited number of no par shares. The investment objective of the Fund is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION.

The Fund's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day the Exchange is open. The Fund's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the NASDAQ Stock market are valued at the last sale price as of the close of the Exchange, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the last bid price. Securities that are traded in the over-the-counter market are valued at the last quoted sales price, or if such a sales price is lacking, its last bid price. The market value of individual securities held by the Fund is determined by using pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Securities and assets for which quotations are not readily available are valued at fair values deter-mined in good faith pursuant to consistently applied procedures established by the Trust's board of the trustees. Short-term securities with remaining maturities of sixty days or less or a demand feature for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

REPURCHASE AGREEMENTS.

Repurchase agreements, if held by the Fund, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INCOME TAXES.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, the Fund will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gain.

Dividends paid by the Fund from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles generally accepted in the United States of America.

INVESTMENT INCOME.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

INVESTMENT TRANSACTIONS.

Security transactions are accounted for as of trade date. Gains and losses on securities sold are deter-mined on the basis of identified cost.

EXPENSES.

Each class bears expenses incurred specifically on its behalf (distribution fees) and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses, which cannot be attributable to a specific fund in the Trust, are apportioned between all funds in the Trust, based upon relative net assets.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

INVESTMENT ADVISORY FEES

As the Fund's investment adviser, Meridian Investment Management Corporation ("MIMCO") receives a monthly fee that is computed daily at an annual rate of 0.75% of the Fund's average net assets.

TRANSFER AGENT, CUSTODY AND ACCOUNTING FEES.

US Bancorp and US Bancorp Mutual Fund Services, LLC provide domestic custodial services, transfer agent services and fund accounting for the Fund. The Trust pays a fee for transfer agent and custody services at an annual rate of 0.055% on the Trust's first $500 million of average daily net assets, 0.05% on the next $500 million of average daily net assets, and 0.03% on the balance of average daily net assets. The Trust pays a minimum fee for fund accounting of $37,500 on the first $100 million of average daily net assets, 0.0125% on the next $200 million and .0075% on the balance. The Trust also pays for various out-of-pocket costs incurred by US Bancorp that are estimated to be 0.02% of the average daily net assets.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan ("12b-1 fee") which allows the Fund to pay distribution fees to Meridian Clearing Corp. ("MCC") (an affiliate of the adviser) for the sale and distribution of its shares. The C share shareholders pay an annual 12b-1 and service fees of 1% of average daily net assets. The I share shareholders pay an annual 12b-1 fee of 0.25% of average daily net assets. For the six months ended March 31, 2002 the total amounts paid to MCC were $107,365.

ADMINISTRATIVE SERVICES

The Trust has entered into an administrative services agreement with MIMCO. This agreement provides for an annual fee of 0.05% on the Trust's first $500 million of average daily net assets and 0.04% on average daily net assets in excess of $500 million.

RELATED PARTIES

Certain officers and directors of MIMCO are also officers and/or trustees of the Trust and MCC.

The distributor for the Fund, Meridian Clearing Corp., is an affiliate of the adviser.

3. FEDERAL INCOME TAX.

Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses, capital loss carry forwards and deemed distributions on redemptions.

Differences identified in the period ended September 30, 2001 have been reclassified among the components of net assets as follows:


 UNDISTRIBUTED    UNDISTRIBUTED
NET INVESTMENT     NET REALIZED      PAID-IN
    INCOME      GAINS AND LOSSES     CAPITAL
   $118,671        $(352,049)       $233,378

The aggregate composition by Fund of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2002 are as follows:

                 FEDERAL TAX     UNREALIZED       UNREALIZED      NET APPRECIATION
                    COST        APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                 $51,964,154    $10,683,921      $(1,020,181)        $9,663,740

[ICON FUNDS LOGO]

FOR MORE INFORMATION ON THE ICON FUNDS,
CONTACT US AT:

Toll-Free:    (800) 764-0442
Facsimile:    (303) 790-8246
5299 DTC Boulevard, Suite 1200
Greenwood Village, Colorado 80111

DISTRIBUTED BY MERIDIAN CLEARING CORP., MEMBER NASD

(C) 2002 ICON Funds      5/29/02

This report is for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please call 1-800-764-0442 or visit www.iconfunds.com for a prospectus, which contains more complete information, including charges, expenses and share classes. Please read the prospectus carefully before you invest or send money.